AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value

Common Stocks - 97.1%			Kweichow Moutai Co., Ltd., Class A (China)	2,100	$308,728
Communication Services - 13.2%			LG Household & Health Care, Ltd. (South Korea)	208	217,552
58.com, Inc., ADR (China) *	6,723	$373,933	Wal-Mart de Mexico, SAB de CV (Mexico)	187,300	548,057
Autohome, Inc. , ADR (China) *,1	2,227	170,321	Wuliangye Yibin Co., Ltd., Class A (China)	41,600	727,505
Baidu, Inc., Sponsored ADR (China) *	3,270	404,041	Total Consumer Staples		3,975,885
iQIYI, Inc. , ADR (China) *,1	20,188	448,981	Energy - 2.5%
MultiChoice Group (South Africa) *	59,707	424,754	Novatek PJSC, Sponsored GDR (Russia)	3,001	540,180
NetEase, Inc. , ADR (China)	1,506	483,064	Reliance Industries, Ltd. (India)	37,200	733,749
Telekomunikasi Indonesia Persero Tbk PT			Total Energy		1,273,929
(Indonesia)	1,335,347	370,395	Financials - 27.6%
Tencent Holdings, Ltd. (China)	51,400	2,451,277	AIA Group, Ltd. (Hong Kong)	83,000	822,443
Tencent Music Entertainment Group, ADR			Banco Bradesco, S. A. , ADR (Brazil)	112,159	855,773
(China)*,1	66,680	846,169
			Banco de Chile, ADR (Chile)[1]	11,256	223,994
Zee Entertainment Enterprises, Ltd. (India)	197,807	746,099	Bancolombia, S. A. , Sponsored ADR (Colombia)	11,378	597,004
Total Communication Services		6,719,034
			Bank Mandiri Persero Tbk PT (Indonesia)	1,063,400	581,462
Consumer Discretionary - 19.1%
			Bank Rakyat Indonesia Persero Tbk PT
Alibaba Group Holding, Ltd., Sponsored ADR			(Indonesia)	2,121,135	689,592
(China)*	14,291	2,952,378
			BDO Unibank, Inc. (Philippines)	165,555	480,790
Feng TAY Enterprise Co., Ltd. (Taiwan)	102,560	613,860
			Credicorp, Ltd. (Peru)	3,443	711,255
Hanon Systems (South Korea)	38,399	336,484
			FirstRand, Ltd. (South Africa)	134,664	516,092
MakeMyTrip, Ltd. (India) *	12,943	297,689
			Grupo Financiero Banorte, S.A.B de CV (Mexico)	91,800	565,749
Maruti Suzuki India, Ltd. (India)	1,944	187,733
			HDFC Bank, Ltd. (India)	76,700	1,313,808
Midea Group Co., Ltd., Class A (China)	57,185	434,076
			Housing Development Finance Corp., Ltd. (India)	42,033	1,420,550
Naspers, Ltd., N Shares (South Africa)	4,359	707,015
			Itau Unibanco Holding, S.A., Sponsored ADR
New Oriental Education & Technology Group, Inc. ,			(Brazil)	116,776	888,665
Sponsored ADR (China) *	5,039	612,490
			Noah Holdings, Ltd., ADR (China)*,1	5,837	198,049
Prosus, N.V. (Netherlands) *	9,759	703,955
			OTP Bank Plc (Hungary)	14,709	681,350
Sands China, Ltd. (Macau)	148,847	717,786
			Ping An Insurance Group Co. of China, Ltd.,
Shanghai Jinjiang International Hotels Co., Ltd.,			Class H (China)	126,000	1,424,790
Class A (China)	47,400	175,079
			Sberbank of Russia PJSC, Sponsored ADR
Shenzhou International Group Holdings, Ltd.			(Russia)	114,110	1,820,172
(China)	51,700	683,465	Turkiye Garanti Bankasi, A. S. (Turkey) *	106,000	210,354
Trip.com Group, Ltd., ADR (China) *	22,426	720,547
			Total Financials		14,001,892
Yum China Holdings, Inc. (China)	12,666	545,525	Health Care - 5.1%
Total Consumer Discretionary		9,688,082
			China Resources Sanjiu Medical &
Consumer Staples - 7.8%			Pharmaceutical Co., Ltd., Class A (China)	128,900	663,039
Bid Corp., Ltd. (South Africa)	21,046	465,905	Fleury, S.A. (Brazil)	86,718	627,311
BIM Birlesik Magazalar AS (Turkey)	43,880	357,153	Lepu Medical Technology Beijing Co., Ltd., Class A
CP All PCL (Thailand)	55,500	125,476	(China)	63,900	289,577
CP All PCL, Class F (Thailand)	48,100	108,559	Meinian Onehealth Healthcare Holdings Co., Ltd.,
Dino Polska S. A. (Poland)*,2	10,611	444,215	Class A (China)	164,800	332,832
			Microport Scientific Corp. (China)	197,080	214,265
Fomento Economico Mexicano, S.A.B de CV
(Mexico)	47,134	424,980	Odontoprev, S.A. (Brazil)	116,006	475,932
Inner Mongolia Yili Industrial Group Co., Ltd.,			Total Health Care		2,602,956
Class A (China)	57,600	247,755

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value

Industrials - 4.4%				Short-Term Investments - 4.4%
Adani Ports & Special Economic Zone, Ltd. (India)	97,380	$502,877		Joint Repurchase Agreements - 1.8%[3]
The Bidvest Group, Ltd. (South Africa)	21,758	300,091		Deutsche Bank Securities, Inc. , dated 01/31/20,
Copa Holdings, S.A., Class A (Panama)	3,368	329,929		due 02/03/20, 1.590% total to be received
				$916,004 (collateralized by various
Grupo Aeroportuario del Pacifico, S. A. B de CV,				U. S. Government Agency Obligations and
Class B (Mexico)	36,306	449,552		U. S. Treasuries, 0.000% - 6.000%, 04/15/20 -
Shanghai International Airport Co., Ltd., Class A				02/01/50, totaling $934,201)	$915,883	$915,883
(China)	66,069	644,703
Total Industrials		2,227,152			Shares
				Other Investment Companies - 2.6%
Information Technology - 15.5%
				Dreyfus Government Cash Management Fund,
Delta Electronics, Inc. (Taiwan)	103,720	484,609		Institutional Shares, 1.49% [4]	427,764	427,764
Infosys, Ltd., Sponsored ADR (India)	28,137	308,382		Dreyfus Institutional Preferred Government
Pagseguro Digital, Ltd., Class A (Brazil) *,1	7,414	240,881		Money Market Fund, Institutional Shares,
				1.52% [4]	427,764	427,764
Samsung Electronics Co., Ltd. (South Korea)	60,067	2,783,086
SK Hynix, Inc. (South Korea)	12,992	988,514		JPMorgan U.S. Government Money Market Fund,
				IM Shares, 1.52% [4]	440,726	440,726
Sunny Optical Technology Group Co., Ltd. (China)	20,900	332,110
				Total Other Investment Companies		1,296,254
Taiwan Semiconductor Manufacturing Co., Ltd.				Total Short-Term Investments
(Taiwan)	261,632	2,698,528		(Cost $2,212,137)		2,212,137
Total Information Technology		7,836,110
				Total Investments - 101.5%
Materials - 1.4%				(Cost $42,907,008)		51,506,107
Grasim Industries, Ltd. (India)	20,713	225,771		Other Assets, less Liabilities - (1.5)%		(752,132)
LG Chem, Ltd. (South Korea)	1,713	477,653		Net Assets - 100.0%		$50,753,975
Total Materials		703,424
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	535,834	265,506
Total Common Stocks
(Cost $40,694,871)		49,293,970

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $1,702,590 or 3.4% of net assets, were out on				repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the January 31, 2020, seven day average yield, which refers to
Obligations. See below for more information.			the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This				percentage.
security may be resold in transactions exempt from registration, normally to qualified			ADR	American Depositary Receipt
buyers. At January 31, 2020, the value of these securities amounted to $444,215 or 0.9%			GDR	Global Depositary Receipt
of net assets.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$4,040,489	$9,961,403	—	$14,001,892
Consumer Discretionary	5,128,629	4,559,453	—	9,688,082
Information Technology	549,263	7,286,847	—	7,836,110
Communication Services	3,897,362	2,821,672	—	6,719,034
Consumer Staples	1,438,942	2,536,943	—	3,975,885
Health Care	1,103,243	1,499,713	—	2,602,956
Industrials	1,079,572	1,147,580	—	2,227,152
Energy	540,180	733,749	—	1,273,929
Materials	—	703,424	—	703,424
Real Estate	265,506	—	—	265,506
Short-Term Investments
Joint Repurchase Agreements	—	915,883	—	915,883
Other Investment Companies	1,296,254	—	—	1,296,254
Total Investments in Securities	$19,339,440	$32,166,667	—	$51,506,107

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at January 31, 2020, was as follows:

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Brazil	6.3	Peru	1.4
Chile	0.5	Philippines	1.0
China	33.8	Poland	0.9
Colombia	1.2	Russia	4.8
Hong Kong	1.7	South Africa	4.9
Hungary	1.4	South Korea	9.7
India	11.6	Taiwan	7.7
Indonesia	3.3	Thailand	0.5
Macau	1.5	Turkey	1.2
Mexico	4.0	United Arab Emirates	0.5
Netherlands	1.4		100.0
Panama	0.7

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$1,702,590	$915,883	$857,952	$1,773,835

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:

Collateral	Coupon	Maturity
Type	Range	Date Range

U. S. Treasury Obligations	0.000%-7.625%	02/20/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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